Concentrations (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | One Licensee [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	100.00%	100.00%
Vendor Concentrations [Member] | One Licensor [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%